Note 2 - Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Significant Accounting Policies (Details) [Line Items]
Allowance for Doubtful Accounts Receivable, Current	$ 0	$ 0	$ 0	$ 0
Impairment of Assets, Annual Increase in Undiscounted Cash Flows to Determine Fair Value		1.00%
Impairment of Assets, Inflation Rate for Operating Expenses Used to Determine Fair Value		1.50%
Impairment of Long-Lived Assets Held-for-use	$ 6,775,416	$ 8,238,987	6,168,747	$ 0
Disposal Group, Including Discontinued Operation, Assets, Current			0
Number of Reportable Segments		1
December 31, 2014 [Member] | Reduction in Deferred Finance Charges [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Prior Period Reclassification Adjustment			1,521,543
December 31, 2014 [Member] | Reduction in Long-term Debt [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Prior Period Reclassification Adjustment			1,032,992
December 31, 2014 [Member] | Reduction in Current Portion of Long-term Debt [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Prior Period Reclassification Adjustment			$ 488,551
LPG [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		30 years
Product Carriers [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		25 years